Uncategorized Items		1/1/2011 - 12/31/2011 USD ($)	1/1/2012 - 12/31/2012 USD ($)	1/1/2013 - 12/31/2013 USD ($)
[serv_AdjustedEarningsBeforeInterestTaxesDepreciationAndAmortization]	57,000,000
[serv_StockIssuedDuringPeriodSharesShareBasedCompensationVestingOfRestrictedStockUnits]		1,000,000	1,000,000	1,000,000
[us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue]		8,000,000	7,000,000	4,000,000
[us-gaap_SalesRevenueNet]	175,000,000
[us-gaap_StockIssuedDuringPeriodValueNewIssues]		6,000,000	2,000,000	7,000,000
[us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised]		5,000,000	4,000,000	1,000,000
[us-gaap_StockRepurchasedDuringPeriodValue]		(87,000,000)	(10,000,000)	(16,000,000)